LEASES Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Payments	$ 145	$ 142
Finance Lease, Principal Payments	1	2
Sale Leaseback Transaction, Rent Expense	$ 0	$ 17